Business Combination - Air Travel Bureau Limited - Purchase consideration (Details) - INR (₨) ₨ in Thousands	8 Months Ended
	Mar. 31, 2018	Jul. 31, 2017	Jul. 20, 2017	Mar. 31, 2017
Purchase price allocation:
Goodwill	₨ 961,186			₨ 653,666
Air Travel Bureau Limited
Business Combination
Impaired trade receivables	18,141
Purchase price allocation:
Goodwill	961,186			₨ 653,666
Air Travel Bureau Limited | Provisional assessment
Business Combination
Fair value of purchase consideration at acquisition date		₨ 1,120,510
Purchase price allocation:
Net working capital (including cash)		1,245,235
Tangible assets		71,016
Long term liabilities		(695,088)
Customer base and relationships		134,681
Non compete agreements		16,861
Goodwill		400,254
Deferred tax liability		(52,449)
Total		₨ 1,120,510
Air Travel Bureau Limited | Revised assessment
Business Combination
Increase in net assets	92,734
Decrease in goodwill	(92,734)
Fair value of the trade receivables	1,425,036
Gross amount of trade receivables	1,442,300
Purchase price allocation:
Goodwill	₨ 307,520
Air Travel Bureau Limited | Yatra Online Private Limited
Business Combination
Upfront payment			₨ 509,999